Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 25,400	¥ 21,794	¥ 13,829
Gross amount of increases for current year’s tax positions	32	451	28
Gross amount of increases for prior years’ tax positions	0	279	6,320
Gross amount of decreases for prior years’ tax positions	(16,719)	(166)	(183)
Decreases due to lapse of applicable statutes of limitations	0	(116)	(8)
Foreign exchange translation and other	1,808	3,158	1,808
Balance at end of fiscal year	¥ 10,521	¥ 25,400	¥ 21,794